UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:      June 30, 2003
                                                   ------------------

Check here if Amendment [x]; Amendment Number:        1
                                                   -----------------

     This Amendment (check only one):  [ x] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Burroughs Hutchinson Inc
                -------------------------------------------
Address:        877 W Main St Ste 602
                -------------------------------------------
                Boise ID 83702
                -------------------------------------------

Form 13F File Number:   028-07788
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:


Name:           Jill Wilson
                -----------------------
Title:          Chief Operating Officer
                -----------------------
Phone:          208-343-7556
                -----------------------

Signature, Place and Date of Signing:


            Jill Wilson               Boise, ID               10/27/08
      -------------------------     ---------------------     ----------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one)
----------------------------


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        0
                                                 --------------------

Form 13F Information Table Entry Total:                  73
                                                 --------------------

Form 13F Information Table Value Total:                $139,274
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFC Enterprises                COM              00104q107      452    27600 SH       SOLE                    27600
Abbott Labs                    COM              002824100      261     5968 SH       SOLE                     5968
American Express               COM              025816109      250     5977 SH       SOLE                     5977
American Intl. Group           COM              026874107     1159    21012 SH       SOLE                    21012
Anadarko Petroleum             COM              032511107     1107    24894 SH       SOLE                    24894
Anthem, Inc                    COM              03674b104     2691    34875 SH       SOLE                    34875
Bank of America Corp           COM              060505104     1654    20927 SH       SOLE                    20927
Baxter Int'l Inc               COM              071813109     1586    61000 SH       SOLE                    61000
Biomet, Inc.                   COM              090613100      370    12900 SH       SOLE                    12900
Cardinal Health                COM              14149y108     3909    60799 SH       SOLE                    60799
Caremark RX                    COM              141705103      236     9200 SH       SOLE                     9200
ChevronTexaco Corp             COM              166764100     2583    35782 SH       SOLE                    35782
Cisco Systems Inc              COM              17275r102      380    22660 SH       SOLE                    22660
Citigroup                      COM              172967101     3644    85132 SH       SOLE                    85132
Everest RE Group               COM              g3223r108      413     5400 SH       SOLE                     5400
Express Scripts                COM              302182100     3772    55140 SH       SOLE                    55140
Fannie Mae                     COM              313586109     2742    40665 SH       SOLE                    40665
Freddie Mac                    COM              313400301      448     8820 SH       SOLE                     8820
General Electric               COM              369604103     2063    71920 SH       SOLE                    71920
Health Management              COM              421933102     2656   143950 SH       SOLE                   143950
Home Depot                     COM              437076102     1287    38865 SH       SOLE                    38865
Honeywell Int'l                COM              438516106      300    11170 SH       SOLE                    11170
Int'l Business Mach.           COM              459200101     1991    24139 SH       SOLE                    24139
J.P. Morgan Chase              COM              46625H100     3520   102970 SH       SOLE                   102970
Johnson & Johnson              COM              478160104     3066    59311 SH       SOLE                    59311
KeyCorp                        COM              493267108     2694   106600 SH       SOLE                   106600
L-3 Communications             COM              502424104     2816    64750 SH       SOLE                    64750
Lehman Brothers                COM              524908100     5258    79085 SH       SOLE                    79085
Lilly (Eli) & Co.              COM              532457108     1852    26857 SH       SOLE                    26857
Lowe's Companies               COM              548661107     4063    94600 SH       SOLE                    94600
MBIA, Inc.                     COM              55262C100     3198    65600 SH       SOLE                    65600
Men's Wearhouse                COM              587118100     2732   125033 SH       SOLE                   125033
Merrill Lynch Inc.             COM              590188108     2982    63875 SH       SOLE                    63875
Microsoft                      COM              594918104     4163   162350 SH       SOLE                   162350
Nokia Corp                     COM              654902204      596    36262 SH       SOLE                    36262
O'Reilly Automotive            COM              686091109     3744   111872 SH       SOLE                   111872
PMI Group                      COM              69344M101     3873   144304 SH       SOLE                   144304
Pepsico Inc.                   COM              713448108     4318    97038 SH       SOLE                    97038
Pfizer Inc                     COM              717081103     4424   129536 SH       SOLE                   129536
Rayovac Corp                   COM              755081106     1998   154275 SH       SOLE                   154275
Royal Dutch Petro              COM              780257804      315     6750 SH       SOLE                     6750
Ruby Tuesday, Inc.             COM              781182100     2880   116475 SH       SOLE                   116475
S P D R Trust Unit SR1         COM              78462F103      351     3600 SH       SOLE                     3600
Southwest Airlines             COM              844741108     3008   174900 SH       SOLE                   174900
Sungard Data Systems           COM              867363103     3477   134190 SH       SOLE                   134190
TJX Companies Inc              COM              872540109      192    10200 SH       SOLE                    10200
Teleflex                       COM              879369106     1945    45700 SH       SOLE                    45700
Tidewater Inc                  COM              886423102     3104   105700 SH       SOLE                   105700
Tyco Intl Ltd                  COM              902124106     1842    97039 SH       SOLE                    97039
Universal Health Serv.         COM              913903100      297     7500 SH       SOLE                     7500
Wells Fargo                    COM              949746101      653    12960 SH       SOLE                    12960
Camden Property Trust          COM              133131102      945    27025 SH       SOLE                    27025
Colonial Properties            COM              195872106     2418    68701 SH       SOLE                    68701
Developers Diversified         COM              251591103     1257    44200 SH       SOLE                    44200
First Industrial Realty        COM              32054K103     3105    98248 SH       SOLE                    98248
Highwoods Property             COM              431284108     2586   115982 SH       SOLE                   115982
Lexington Corp                 COM              529043101     1857   104900 SH       SOLE                   104900
Macerich                       COM              554382101     2410    68605 SH       SOLE                    68605
Mack-Cali Realty Corp          COM              554489104     3384    93019 SH       SOLE                    93019
Simon Property Group           COM              828806109     2317    59365 SH       SOLE                    59365
Apartment Inv. 8.75%           PRD              03748r309      450    17850 SH       SOLE                    17850
Bergen Capital 7.80%           PRD              083748202     2230    88800 SH       SOLE                    88800
Chase Capital 7.03%            PRD              161479209      327    13000 SH       SOLE                    13000
DDR Class F  8.60%             PRD              251591871      419    15600 SH       SOLE                    15600
Duke Energy 7.20%              PRD              264396201     1060    42100 SH       SOLE                    42100
Enterprise Capital 7.44%       PRD              293701207      825    32750 SH       SOLE                    32750
Hartford Life 7.20%            PRD              416590206     1136    44700 SH       SOLE                    44700
Household Cap 7.25%            PRD              44180r209      693    27600 SH       SOLE                    27600
MSDW Cap Tr 7.10%              PRD              553538208     1076    42600 SH       SOLE                    42600
Pacificorp Cap 7.70%           PRD              69511n205      604    24050 SH       SOLE                    24050
Post Prop. 7.625%              PRD              737464404      205     8200 SH       SOLE                     8200
Public Service 7.25%           PRD              29390b201      212     8400 SH       SOLE                     8400
Taubman Cntr 8.30%             PRD              876664202      443    17600 SH       SOLE                    17600

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